Fees Summary	Oct. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 23,750,000.00
Previously Paid Amount	0.00
Total Fee Amount	2,066.25
Total Offset Amount	2,066.25
Net Fee	$ 0.00
Combined Prospectus Table N/A	N/A